EARNINGS (LOSSES) PER SHARE - Schedule of earnings per share basic and diluted (losses) from discontinued operations (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Denominator:
Weighted average number of ordinary shares outstanding	1,601,626,031	1,119,383,655
(Losses) earnings per share from discontinued operations - basic	$ 0	$ 0.02
Numerator:
Net income (losses) from discontinued operations attributable to ordinary shareholders		$ 18,927
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (losses) per share	1,601,626,031	1,119,383,655
Denominator used for earnings (losses) per share	1,601,626,031	1,119,383,655
Stock warrants
(Losses) earnings from discontinued operations per ADS:
Weighted average ordinary share equivalents	730,844,350
Common Class A
Numerator:
Net income (losses) from discontinued operations -basic		$ 18,927
Denominator:
Weighted average number of ordinary shares outstanding	1,601,625,932	1,119,383,556
(Losses) earnings per share from discontinued operations - basic		$ 0.02
Numerator:
Net income (losses) from discontinued operations - diluted		$ 18,927
Net income (losses) from discontinued operations attributable to ordinary shareholders		$ 18,927
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (losses) per share	1,601,625,932	1,119,383,556
Conversion of Class B to Class A ordinary shares	99	99
Denominator used for earnings (losses) per share	1,601,626,031	1,119,383,655
(Losses) earnings per share from discontinued operations-diluted		$ 0.02
(Losses) earnings from discontinued operations per ADS:
Denominator used for (losses) earnings per ADS - basic	16,016,259	11,193,836
Denominator used for (losses) earnings per ADS - diluted	16,016,260	11,193,837
(Losses) earnings from discontinued operations per ADS - basic		$ 1.69
(Losses) earnings from discontinued operations per ADS - diluted		$ 1.69
Common Class B
Denominator:
Weighted average number of ordinary shares outstanding	99	99
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (losses) per share	99	99
Conversion of Class B to Class A ordinary shares	0
Denominator used for earnings (losses) per share	99	99